Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
CALIFORNIA TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)
Average Annual Return, Percent			10.00%	0.77%		2.27%
TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TAX-EXEMPT FUND (SHARES/NOTEX)
Average Annual Return, Percent			10.03%	0.67%		2.14%
STOCK INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOCK INDEX FUND (SHARES/NOSIX)
Average Annual Return, Percent			36.27%	15.87%		13.27%
U.S. GOVERNMENT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT FUND (SHARES/NOUGX)
Average Annual Return, Percent			8.59%	0.56%		1.21%
FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIXED INCOME FUND (SHARES/NOFIX)
Average Annual Return, Percent			12.24%	0.68%		1.99%
INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL EQUITY FUND (SHARES/NOIGX)
Average Annual Return, Percent			23.93%	8.20%		4.62%
INCOME EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INCOME EQUITY FUND (SHARES/NOIEX)
Average Annual Return, Percent			35.64%	14.31%		11.69%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)
Average Annual Return, Percent			25.43%	5.31%		5.00%
INTERMEDIATE TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)
Average Annual Return, Percent			8.56%	0.91%		1.90%
SMALL CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALL CAP VALUE FUND (SHARES/NOSGX)
Average Annual Return, Percent			23.91%	8.14%		7.72%
HIGH YIELD MUNICIPAL FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HIGH YIELD MUNICIPAL FUND (SHARES/NHYMX)
Average Annual Return, Percent			14.83%	0.73%		2.51%
MID CAP INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MID CAP INDEX FUND (SHARES/NOMIX)
Average Annual Return, Percent			26.66%	11.64%		10.17%
LARGE CAP CORE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LARGE CAP CORE FUND (SHARES/NOLCX)
Average Annual Return, Percent			37.30%	16.04%		12.11%
EMERGING MARKETS EQUITY INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)
Average Annual Return, Percent			24.58%	4.92%		3.46%
ACTIVE M INTERNATIONAL EQUITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)
Average Annual Return, Percent			25.66%	9.85%		5.98%
BOND INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BOND INDEX FUND (SHARES/NOBOX)
Average Annual Return, Percent			11.53%	0.24%		1.73%
LIMITED TERM U.S. GOVERNMENT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)
Average Annual Return, Percent			7.21%	0.84%		1.06%
LIMITED TERM TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)
Average Annual Return, Percent			6.13%	1.34%		1.33%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GLOBAL SUSTAINABILITY INDEX FUND (CLASS K/NSRKX)
Average Annual Return, Percent			33.21%	13.41%		10.32%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GLOBAL SUSTAINABILITY INDEX FUND (CLASS I/NSRIX)
Average Annual Return, Percent			33.12%	13.36%		10.30%
Active M Emerging Markets Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)
Average Annual Return, Percent			22.39%	5.02%		3.30%
Multi-Manager Global Real Estate Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)
Average Annual Return, Percent			26.27%	2.36%		4.70%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)
Average Annual Return, Percent			5.18%	1.80%		1.43%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)
Average Annual Return, Percent			6.85%	2.58%		2.10%
ULTRA-SHORT FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)
Average Annual Return, Percent			6.85%	2.58%		2.10%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)
Average Annual Return, Percent			9.01%	0.73%		1.83%
ARIZONA TAX-EXEMPT FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)
Average Annual Return, Percent			9.67%	0.64%		1.98%
U.S. QUALITY ESG FUND - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. QUALITY ESG FUND (CLASS K/NUESX)
Average Annual Return, Percent			32.35%	15.77%	14.10%
U.S. QUALITY ESG FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. QUALITY ESG FUND (CLASS I/NUEIX)
Average Annual Return, Percent			32.17%	15.68%	14.04%
SMALL CAP INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALL CAP INDEX FUND (SHARES/NSIDX)
Average Annual Return, Percent			26.64%	9.21%		8.63%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)
Average Annual Return, Percent			14.35%	4.69%		4.52%
GLOBAL TACTICAL ASSET ALLOCATION FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)
Average Annual Return, Percent			19.13%	5.89%		5.28%
SHORT BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SHORT BOND FUND (SHARES/BSBAX)
Average Annual Return, Percent			7.41%	1.79%		1.72%
CORE BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CORE BOND FUND (SHARES/NOCBX)
Average Annual Return, Percent			11.87%	0.25%		1.72%
HIGH YIELD FIXED INCOME FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)
Average Annual Return, Percent			15.45%	4.61%		4.47%
SMALL CAP CORE FUND - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALL CAP CORE FUND (CLASS K/NSCKX)
Average Annual Return, Percent			26.92%	10.38%		9.18%
SMALL CAP CORE FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALL CAP CORE FUND (CLASS I/NSGRX)
Average Annual Return, Percent			26.82%	10.30%		9.14%
U.S. TREASURY INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. TREASURY INDEX FUND (SHARES/BTIAX)
Average Annual Return, Percent			9.58%	(0.35%)		1.18%
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)
Average Annual Return, Percent			5.18%	2.16%		1.45%
LARGE CAP VALUE FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LARGE CAP VALUE FUND (SHARES/NOLVX)
Average Annual Return, Percent			25.17%	10.82%		8.84%
INTERNATIONAL EQUITY INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)
Average Annual Return, Percent			25.47%	8.20%		5.69%
GLOBAL REAL ESTATE INDEX FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)
Average Annual Return, Percent			29.73%	1.80%		4.33%
U.S. GOVERNMENT MONEY MARKET FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)
Average Annual Return, Percent			5.15%	2.10%		1.42%
BLOOMBERG U.S. MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. MUNICIPAL BOND INDEX
Average Annual Return, Percent	[1],[2],[3],[4],[5],[6],[7]		10.37%	1.39%		2.52%
BLOOMBERG U.S. MUNICIPAL INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. MUNICIPAL INDEX
Average Annual Return, Percent			10.37%	1.39%		2.52%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® INDEX
Average Annual Return, Percent			36.35%	15.98%		13.38%
BLOOMBERG U.S. AGGREGATE BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. AGGREGATE BOND INDEX
Average Annual Return, Percent	[8],[9],[10],[11]		11.57%	0.33%		1.84%
MSCI WORLD EX USA INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA INDEX
Average Annual Return, Percent			24.98%	8.36%		5.68%
MSCI ACWI INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI INDEX
Average Annual Return, Percent	[12],[13]		31.76%	12.19%		9.39%
RUSSELL 3000 INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RUSSELL 3000® INDEX
Average Annual Return, Percent	[14],[15]		35.19%	15.26%		12.83%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RUSSELL 3000® INDEX
Average Annual Return, Percent	[16]		35.19%	15.26%		12.83%
MSCI EM (EMERGING MARKETS) INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EM (EMERGING MARKETS) INDEX
Average Annual Return, Percent			26.05%	5.75%		4.02%
MSCI WORLD EX USA IMI INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA IMI INDEX
Average Annual Return, Percent			24.77%	8.14%		5.71%
MSCI WORLD INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX
Average Annual Return, Percent	[17]		32.43%	13.04%		10.07%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG GLOBAL AGGREGATE BOND INDEX
Average Annual Return, Percent	[18]		11.98%	(0.83%)		0.57%
RUSSELL 1000 INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RUSSELL 1000® INDEX
Average Annual Return, Percent			35.68% [19]	15.64% [19]	14.12%	13.10% [19]
BLOOMBERG UNIVERSAL INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG UNIVERSAL INDEX
Average Annual Return, Percent	[20],[21]		12.08%	0.70%		2.15%
MSCI EAFE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE INDEX
Average Annual Return, Percent			24.77%	8.20%		5.71%
MSCI WORLD INDEX NET [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX
Average Annual Return, Percent	[22]		29.30%	1.39%		4.23%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX
Average Annual Return, Percent			9.87%	1.32%		2.48%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX
Average Annual Return, Percent			8.33%	0.84%		1.50%
S&P GLOBAL INFRASTRUCTURE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P GLOBAL INFRASTRUCTURE INDEX
Average Annual Return, Percent			29.68%	5.97%		5.38%
BLOOMBERG MUNICIPAL 1 To 15 YEAR INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG MUNICIPAL 1-15 YEAR INDEX
Average Annual Return, Percent			8.47%	1.45%		2.24%
RUSSELL 2000 VALUE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RUSSELL 2000® VALUE INDEX
Average Annual Return, Percent			25.88%	9.29%		8.22%
BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX
Average Annual Return, Percent			14.53%	2.42%		3.73%
S&P MIDCAP 400® INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MIDCAP 400® INDEX
Average Annual Return, Percent			26.79%	11.78%		10.32%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX
Average Annual Return, Percent			7.49%	1.24%		1.47%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX
Average Annual Return, Percent			6.41%	1.36%		1.50%
MSCI WORLD ESG LEADERS INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD ESG LEADERS INDEX
Average Annual Return, Percent			32.89%	13.29%		10.19%
FTSE EPRA NAREIT DEVELOPED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA NAREIT DEVELOPED INDEX
Average Annual Return, Percent			28.86%	1.39%		4.06%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX
Average Annual Return, Percent			4.07%	1.57%		1.24%
ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX
Average Annual Return, Percent			5.47%	1.40%		1.30%
Seventy Five% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX
Average Annual Return, Percent			4.42%	1.53%		1.26%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX
Average Annual Return, Percent			5.87%	1.99%		1.55%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX
Average Annual Return, Percent			8.14%	1.20%		2.07%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG ARIZONA MUNICIPAL BOND INDEX
Average Annual Return, Percent			10.10%	1.22%		2.33%
RUSSELL 2000 INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RUSSELL 2000® INDEX
Average Annual Return, Percent			26.76%	9.39%		8.78%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX
Average Annual Return, Percent			15.67%	4.53%		4.95%
BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)
Average Annual Return, Percent			23.38%	7.58%		6.54%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX
Average Annual Return, Percent			7.19%	1.70%		1.64%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return, Percent			15.73%	4.70%		5.04%
BLOOMBERG U.S. TREASURY INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. TREASURY INDEX
Average Annual Return, Percent			9.72%	(0.20%)		1.34%
RUSSEL 1000 VALUE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RUSSELL 1000® VALUE INDEX
Average Annual Return, Percent			27.76%	10.69%		9.23%
MSCI ACWI IMI CORE REAL ESTATE INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI CORE REAL ESTATE INDEX
Average Annual Return, Percent			32.43%	13.04%		10.07%

[1]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[2]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[3]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[4]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[5]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[6]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[7]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[8]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[9]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[10]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[11]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[12]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA Nareit Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.
[13]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.
[14]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
[15]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Value Index to the Russell 3000® Index in connection with new regulatory requirements.
[16]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Midcap 400® Index to the Russell 3000® Index in connection with new regulatory requirements.
[17]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World ESG Leaders Index to the MSCI World Index in connection with new regulatory requirements.
[18]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.
[19]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000® Value Index to the Russell 1000® Index in connection with new regulatory requirements.
[20]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.
[21]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.
[22]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.